Financial instruments - additional disclosures (Details 11) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Ten day loss fair value VAR model [line items]
All financial instruments	$ 587	$ 355
Instruments sensitive to foreign currency exchange rates	199	89
Instruments sensitive to equity market movements	62	31
Instruments sensitive to interest rates	197	187
Average
Ten day loss fair value VAR model [line items]
All financial instruments	568	348
Instruments sensitive to foreign currency exchange rates	225	143
Instruments sensitive to equity market movements	78	36
Instruments sensitive to interest rates	329	233
High
Ten day loss fair value VAR model [line items]
All financial instruments	659	385
Instruments sensitive to foreign currency exchange rates	515	195
Instruments sensitive to equity market movements	261	81
Instruments sensitive to interest rates	912	303
Low
Ten day loss fair value VAR model [line items]
All financial instruments	322	303
Instruments sensitive to foreign currency exchange rates	71	86
Instruments sensitive to equity market movements	21	16
Instruments sensitive to interest rates	$ 173	$ 187